SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
IFRS 8, Operating Segments, requires operating segments to be determined based on information that is regularly reviewed by the Executive Management and the Board of Directors for the purpose of allocating resources to the segment and to assess its performance. The Chief Operating Decision Maker (“CODM”) uses Funds from Operations (“FFO”) in assessing performance and in making resource allocation decisions, which enable the determination of return on the equity deployed. We define FFO as net income excluding the impact of depreciation and amortization, deferred income taxes, mark-to-market on hedging items and other income (expenses) that are not related to the revenue earning activities and are not normal, recurring cash operating expenses necessary for business operations.
FFO includes balances attributable to the partnership generated by investments in associates and joint ventures accounted for using the equity method and excludes amounts attributable to non-controlling interests based on the economic interests held by non-controlling interests in consolidated subsidiaries.

FOR THE YEAR ENDED DECEMBER 31, 2021 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,623	$2,062	$1,101	$625	$—	$5,411	$(1,976)	$8,102	$11,537
Costs attributed to revenues(3)	(681)	(1,094)	(489)	(290)	—	(2,554)	964	(4,621)	(6,211)
General and administrative costs	—	—	—	—	(406)	(406)	—	—	(406)
Other (expense) income	(64)	(8)	(4)	7	106	37	9	(256)	(210)
Interest expense	(173)	(259)	(116)	(104)	(103)	(755)	258	(971)	(1,468)
FFO	705	701	492	238	(403)	1,733

Depreciation and amortization						(1,144)	480	(1,372)	(2,036)
Deferred taxes						(168)	(10)	(62)	(240)
Mark-to-market on hedging items and other						672	187	806	1,665
Share of earnings from associates						—	88	—	88
Net income attributable to non-controlling interest						—	—	(1,626)	(1,626)
Net income attributable to partnership(4)						$1,093	$—	$—	$1,093

FOR THE YEAR ENDED DECEMBER 31, 2020 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,434	$1,573	$572	$519	$—	$4,098	$(1,379)	$6,166	$8,885
Costs attributed to revenues(3)	(580)	(767)	(193)	(253)	—	(1,793)	600	(3,650)	(4,843)
General and administrative costs	—	—	—	—	(312)	(312)	—	—	(312)
Other (expense) income	(43)	(2)	3	(1)	127	84	17	(188)	(87)
Interest expense	(152)	(214)	(93)	(69)	(95)	(623)	177	(733)	(1,179)
FFO	659	590	289	196	(280)	1,454

Depreciation and amortization						(1,034)	471	(1,142)	(1,705)
Deferred taxes						3	(65)	8	(54)
Mark-to-market on hedging items and other						(29)	48	49	68
Share of earnings from associates						—	131	—	131
Net income attributable to non-controlling interest						—	—	(510)	(510)
Net income attributable to partnership(4)						$394	$—	$—	$394

FOR THE YEAR ENDED DECEMBER 31, 2019 US$ MILLIONS	Total attributable to Brookfield Infrastructure						Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)

	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,432	$1,614	$491	$336	$—	$3,873	$(1,424)	$4,148	$6,597
Costs attributed to revenues(3)	(582)	(781)	(171)	(161)	—	(1,695)	649	(2,349)	(3,395)
General and administrative costs	—	—	—	—	(279)	(279)	—	—	(279)
Other (expense) income	(31)	(3)	10	3	91	70	11	(109)	(28)
Interest expense	(147)	(227)	(86)	(42)	(83)	(585)	173	(492)	(904)
FFO	672	603	244	136	(271)	1,384
Depreciation and amortization						(895)	399	(718)	(1,214)
Deferred taxes						(77)	52	(3)	(28)
Mark-to-market on hedging items and other						(179)	(84)	(60)	(323)
Share of losses from associates						—	224	—	224
Net income attributable to non-controlling interest						—	—	(417)	(417)
Net income attributable to partnership(4)						$233	$—	$—	$233

(1)The above table reconciles Brookfield Infrastructure’s share of results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
(2)Revenues on a consolidated basis were $4,622 million (2020: $4,083 million, 2019: $4,265 million) from our utilities segment, $3,497 million (2020: $3,449 million, 2019: $1,617 million) from our transport segment, $1,829 million (2020: $643 million, 2019: $399 million) from our midstream segment and $1,589 million (2020: $710 million, 2019: $316 million) from our data segment.
(3)Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 23, Direct Operating Costs, for further details.
(4)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.
Segment assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$6,184	$8,601	$10,378	$3,405	$(1,471)	$27,097	$(4,825)	$42,415	$9,274	$73,961

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2020 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$6,814	$9,155	$3,829	$3,338	$(2,062)	$21,074	$(4,895)	$37,851	$7,301	$61,331

(1)The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
Geographic Information
Revenues from external customers
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region.

US$ MILLIONS	2021	2020	2019
United States	$2,644	$2,279	$921
Canada	2,423	1,461	976
India	1,717	740	399
United Kingdom	1,511	1,305	688
Brazil	1,164	981	1,142
Colombia	862	799	1,054
Australia	617	916	1,031
Chile	138	117	163
Peru	96	81	107
Other	365	206	116
	$11,537	$8,885	$6,597
Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty with only one customer making up greater than 10% of our partnership’s consolidated revenues. For the year ended December 31, 2021, revenue generated from this customer within the utilities and data segment was $1,405 million (2020: $477 million, 2019: $82 million). Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.
Non-current assets

US$ MILLIONS	2021	2020
Canada(1)	$23,324	$10,057
United States	12,382	13,372
India	10,836	10,986
United Kingdom	8,831	8,940
Brazil	5,840	5,404
Australia	3,688	4,042
Europe	1,467	1,022
Peru	1,132	1,247
Colombia	1,061	1,256
Chile	8	841
Other	496	453
	$69,065	$57,620

(1)    Includes the impact from the acquisition of our Canadian diversified midstream operation. Refer to Note 6, Acquisition of Businesses, for details.